COMMON STOCK (Details Narrative) - $ / shares	Dec. 31, 2023	Jun. 06, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized	25,000,000	14,285,715	14,285,714
Common stock par value	$ 0.007		$ 0.007
Common stock, shares issued including unvested restricted stock			9,505,255
Common stock, shares issued	9,394,610		8,381,324
Restricted Stock Units Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued	110,645